Shareholder Report, Holdings (Details) - C000237474	Oct. 31, 2025
464287200 | iShares Core S&P 500 ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	45.30%
09661T107 | BNY Mellon US Large Cap Core Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.90%
81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.40%
81369Y886 | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.40%
46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
857492888 | State Street Institutional Treasury Money Market Fund, Premier Class, Premier Class
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SPX C6000_20251222_S_CEX | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Equities09661T107
Holdings [Line Items]
Percent of Total Investments	98.50%
Cash & Equivalent857492888
Holdings [Line Items]
Percent of Total Investments	1.50%
IVV C560_20251222_S_CEXEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(15.80%)
SPX C5600_20251222_S_CEXIndex Option
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
857492888Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.80%
81369Y506Equity
Holdings [Line Items]
Percent of Net Asset Value	118.40%